Convertible Redeemable Preferred Share	12 Months Ended
Dec. 31, 2018
Temporary Equity Disclosure [Abstract]
Convertible Redeemable Preferred Share
13.	CONVERTIBLE REDEEMABLE PREFERRED SHARE

On July 5, 2016, Beijing Sunlands issued 20.27% equity interests with preferential rights (“Series A Equity Interest”) to certain third party shareholders (“Series A Preferred Shareholders”) for a total cash consideration of RMB335,000.

In August 2017, as an integrated step of the 2017 Reorganization, the Company (1) redeemed certain Series A Equity Interest from one of the holders of Series A Equity Interest at cash consideration of RMB86,000 and (2) newly issued 954,274 Series A Preferred Shares proportionally to the then existing Series A Preferred Shareholders of Beijing Sunlands to mirror the shareholding structure of Beijing Sunlands to the Company. In November 2017, the Series A Preferred Shareholders withdrew the original investment of RMB242,078 from Beijing Sunlands and the proceeds were reinvested in full to the Company in January 2018.

In August 2017, the Company issued 826,389 Series B Preferred Shares to a third party investor (the “Series B Preferred Shareholder”) for a cash consideration of US$90,000 (equivalent to RMB601,605).

In September 2017, the Company issued 141,264 Series B+ Preferred Shares to a third party investor (the “Series B+ Preferred Shareholder”) for a cash consideration of US$20,000 (equivalent to RMB131,104).

Upon the completion of the Company's IPO in March 2018, Series A, Series B and Series B+ Preferred Shares outstanding then were converted into different classes of ordinary shares on a 1:1 basis. 954,274 Series A convertible redeemable preferred shares were converted into 954,274 Class A ordinary shares; 826,389 Series B convertible redeemable preferred shares were converted into 826,389 Class B ordinary shares; and 141,264 Series B+ convertible redeemable preferred shares were converted into 141,264 Class A ordinary shares.

The Series A, Series B and Series B+ Preferred Shares are collectively referred to as the “Preferred Shares”. The key terms of the Preferred Shares are as follows:

Conversion

Each holder of Preferred Shares have the right to convert any or all of its Preferred Shares into ordinary shares at the quotient of the original issue price divided by the then effective conversion price as defined in the memorandum and articles of association being no less than par value. In addition, all outstanding Preferred Shares shall be automatically converted into ordinary shares upon the consummation of a Qualified IPO. In addition, each Series A Preferred Share shall be automatically converted into ordinary shares upon the consummation of a Series A Target IPO. Qualified IPO was defined as a public offering of the shares on any of the New York Stock Exchange (“NYSE”), the National Association of Securities Dealers Automated Quotations (“NASDAQ”) Global Market or such other stock exchange approved by the Board and in such public offering, (i) the number of Shares newly issued and sold to the public shall represent not less than 10% of the fully diluted share capital of the Company as of immediately following such public offering, and (ii) the per share price to public is not less than the issuance price of Series B+ Preferred Shares, as proportionally adjusted for share splits, share dividends, share combinations and similar events.

Series A Target IPO was defined as a public offering of the shares on any of the NYSE, the NASDAQ Global Market or such other stock exchange approved by the Board, and in such public offering, (i) the market capitalization of the Company is not less than US$500,000 immediately following such public offering, and (ii) the aggregate gross proceeds to the Company are not less than US$100,000.

Voting Rights

The holders of Preferred Shares and the holders of ordinary shares shall vote together based on their shareholding percentages.

Dividends

The holder of each Preferred Share shall have the right to receive non-cumulative dividends, pari passu with the ordinary shares, on an as-converted basis, when, as and if declared by the Board.

13.	CONVERTIBLE REDEEMABLE PREFERRED SHARE - continued

Redemption

In the event that the Company has not consummated a Series A Target IPO as of the date that is thirty months after August 15, 2017 (or such other later date as approved at any time by the holders of not less than three fourths of the then issued and outstanding Series A Preferred Shares), each Series A Preferred Shareholder shall have the option, but is not required to sell all or a portion of the Series A Preferred Shares held at a price of the original issuance price plus a simple rate of 10% interest per annum since the date of issuance to the date on which the applicable redemption amount is paid in full. The redemption price shall plus all declared but unpaid dividends thereon up to the date of such redemption. The redemption value of the Series A Preferred Shares was RMB303,040 as of December 31, 2017.

In the event that the Company has not consummated a Qualified IPO as of the fifth anniversary of August 15, 2017, or has consummated an initial public offering that is not a Qualified IPO at any time prior to the fifth anniversary of August 15, 2017, each Series B Preferred Shareholder shall have the option, but is not required to sell all or a portion of the Series B Preferred Shares held at a price of the original issuance price plus a compound rate of 10% interest per annum since the date of issuance to the date on which the applicable redemption amount is paid in full. The redemption price shall plus all declared but unpaid dividends thereon up to the date of such redemption. The redemption value of the Series B Preferred Shares was RMB623,679 as of December 31, 2017.

In the event that the Company has not consummated a Qualified IPO as of the fifth anniversary of September 1, 2017, or has consummated an initial public offering that is not a Qualified IPO at any time prior to the fifth anniversary of September 1, 2017, each Series B+ Preferred Shareholder shall have the option, but is not required to sell all or a portion of the Series B+ Preferred Shares held at a price of the original issuance price plus a compound rate of 10% interest per annum since the date of issuance to the date on which the applicable redemption amount is paid in full. The redemption price shall plus all declared but unpaid dividends thereon up to the date of such redemption. The redemption value of the Series B+ Preferred Shares was RMB135,312 as of December 31, 2017.

Liquidation

In the event of any liquidation, dissolution, winding up of the Company or any deemed liquidation event (each, a “Liquidation Event”), the proceeds shall be distributed according to the following sequence:

(1)

first to the Series B and B+ Preferred Shareholders at an amount (the “Series B and B+ Liquidation Preference Amount”) equals the higher of (a) at a 8% compound interest per annum of the original issuance price of Series B and B+ Preferred Shares from the date of issuance to the date of the Liquidation Event, plus any declared but unpaid dividend and (b) an amount equal to such Series B and B+ Preferred Shareholders’ share of proceeds if all the preferred shares were converted into ordinary shares and the proceeds were distributed among the holders of ordinary shares in proportion to the number of ordinary shares held by each such holders;

(2)

second to Series A Preferred Shareholders at an amount equals the higher of (a) 10% compound interest per annum from the date of issuance to the date of the Liquidation Event, plus any declared but unpaid dividend (“Series A Liquidation Preference Amount”) and (b) two times of the Series A Preferred Shares original issuance price (as proportionally adjusted for share sub-divisions, share dividends, share consolidations, recapitalizations and similar events).

(3)

third, after the full distribution of Series B Liquidation Preference Amount and the Series A Liquidation Preference Amount, any remaining proceeds shall be distributed among the Series A Preferred Shareholders and the holders of the ordinary shares in proportion to the number of ordinary shares held by each such holder on an as-converted basis.